Financial Instruments - Investments in Debt Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Debt securities maturities within 1 year	$ 30,373
Debt securities maturities over 1 to 5 years	11,755
Debt securities maturities over 5 to 10 years	1,264
Debt Securities Maturities After Ten Years	646
Total debt securities	44,038
Western European, Asian and other government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	10,253	[1]
Available-for-sale debt securities maturities over 1 to 5 years	2,380	[1]
Available-for-sale debt securities maturities over 5 to 10 years	0	[1]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	0	[1]
Available-for-sale debt securities maturities total	12,633	[1]
Held-to-maturity debt securities maturities within 1 year	5,909
Held-to-maturity debt securities with maturities over 1 to 5 years	0
Held-to-maturity debt securities maturities over 5 to 10 years	0
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	0
Held-to-maturity debt securities maturities total	5,909
Corporate debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	3,997	[2]
Available-for-sale debt securities maturities over 1 to 5 years	4,822	[2]
Available-for-sale debt securities maturities over 5 to 10 years	1,236	[2]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	302	[3]
Available-for-sale debt securities maturities total	10,357	[2]
Reverse repurchase agreements [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	3,519	[4]
Available-for-sale debt securities maturities over 1 to 5 years	0	[4]
Available-for-sale debt securities maturities over 5 to 10 years	0	[4]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	0	[4]
Available-for-sale debt securities maturities total	3,519	[4]
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	0
Available-for-sale debt securities maturities over 1 to 5 years	2,593
Available-for-sale debt securities maturities over 5 to 10 years	10
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	303
Available-for-sale debt securities maturities total	2,906
Western European, Scandinavian and other government agency debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	1,686	[1]
Available-for-sale debt securities maturities over 1 to 5 years	453	[1]
Available-for-sale debt securities maturities over 5 to 10 years	0	[1]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	0	[1]
Available-for-sale debt securities maturities total	2,139	[1]
Supranational debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	1,006	[1]
Available-for-sale debt securities maturities over 1 to 5 years	1,009	[1]
Available-for-sale debt securities maturities over 5 to 10 years	0	[1]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	0	[1]
Available-for-sale debt securities maturities total	2,015	[1]
Government National Mortgage Association and other U.S. government guaranteed asset-backed securities [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	705
Available-for-sale debt securities maturities over 1 to 5 years	159
Available-for-sale debt securities maturities over 5 to 10 years	0
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	41
Available-for-sale debt securities maturities total	905
U.S. government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	185
Available-for-sale debt securities maturities over 1 to 5 years	222
Available-for-sale debt securities maturities over 5 to 10 years	18
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	0
Available-for-sale debt securities maturities total	425
Western European, Scandinavian and other government agency debt, certificates of deposit and other [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity debt securities maturities within 1 year	3,113
Held-to-maturity debt securities with maturities over 1 to 5 years	117
Held-to-maturity debt securities maturities over 5 to 10 years	0
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	0
Held-to-maturity debt securities maturities total	$ 3,230

[1]	All issued by above-investment-grade governments, government agencies or supranational entities, as applicable.
[2]	Reflects property, plant and equipment and other long-lived held-for-sale assets written down to their fair value, less costs to sell of $4 million (a net of $112 million) in 2013. Fair value was determined primarily using a market approach, with various inputs, such as recent sales transactions.
[3]	Largely issued by above-investment-grade institutions in the financial services sector.
[4]	Involving U.S. securities.